Cash and Short Term Bank Deposit - Schedule of Short Term Bank Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short Term Beank Deposit [Abstract]
Short-term bank deposit	$ 7,500